Shareholders' equity, net - Dividends declared and paid (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid	$ (28,598)	$ (28,420)	$ (28,135)
Dividend 2019 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid	(22,098)
Dividend 2019 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid	(15,240)
Dividend 2019 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid	(6,858)
Dividends 2018 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid		(22,860)
Dividends 2018 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid		(7,621)
Dividends 2018 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid		(15,239)
Dividends 2017 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			(22,099)
Dividends 2017 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			(14,479)
Dividends 2017 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			(7,620)
Ordinary shares [member] | Dividend 2019 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid	$ (16,538)
Dividends paid, ordinary shares per share	$ 0.06
Ordinary shares [member] | Dividend 2019 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid	$ (7,442)
Dividends paid, ordinary shares per share	$ 0.03
Ordinary shares [member] | Dividends 2018 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid		$ (8,269)
Dividends paid, ordinary shares per share		$ 0.030
Ordinary shares [member] | Dividends 2018 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid		$ (16,538)
Dividends paid, ordinary shares per share		$ 0.060
Ordinary shares [member] | Dividends 2017 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			$ (15,711)
Dividends paid, ordinary shares per share			$ 0.06
Ordinary shares [member] | Dividends 2017 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			$ (8,269)
Dividends paid, ordinary shares per share			$ 0.03
Treasury shares [member] | Dividend 2019 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid	$ (1,298)
Treasury shares [member] | Dividend 2019 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid	$ (584)
Treasury shares [member] | Dividends 2018 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid		$ (648)
Treasury shares [member] | Dividends 2018 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid		$ (1,299)
Treasury shares [member] | Dividends 2017 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			$ (1,232)
Treasury shares [member] | Dividends 2017 [Member] | Directors Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid			$ (649)